Available-for-Sale Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Available-for-Sale Investments
Listed equity securities, Amortized cost			¥ 229,147		¥ 794
Listed equity securities, Gross unrealized gains			11,742
Listed equity securities, Gross unrealized losses					(442)
Listed equity securities, Fair value			240,889		352
Debt securities, Amortized cost			167,055		145,930
Debt securities, Fair value			167,055		145,930
Amortized cost			396,202		146,724
Gross unrealized gains			11,742
Gross unrealized losses					(442)
Fair value	$ 22,483		407,944		¥ 146,282
Impairments of available-for-sale securities		¥ 15,000	¥ 48,634	¥ 0
Gain on disposal of an investment	$ 8,548	¥ 55,615